Financial Risk Management - Hypothetical Change in Exchange Rates by 10% would have Increased (Decreased) the Group's Profit Before Income Tax and Equity (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	₩ 14,732
Profit before income tax, If decreased by 10%	(14,732)
Equity, If increased by 10%	14,732
Equity, If decreased by 10%	(14,732)
USD [member]
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	13,103
Profit before income tax, If decreased by 10%	(13,103)
Equity, If increased by 10%	13,103
Equity, If decreased by 10%	(13,103)
Euro [member]
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	1,580
Profit before income tax, If decreased by 10%	(1,580)
Equity, If increased by 10%	1,580
Equity, If decreased by 10%	(1,580)
Others [member]
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	49
Profit before income tax, If decreased by 10%	(49)
Equity, If increased by 10%	49
Equity, If decreased by 10%	₩ (49)